Financial instruments and risk management - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Total net derivative instruments	$ (264)	$ 9
Derivative financial instruments	267	532
Non-current derivative financial instruments	238	508
Current derivative financial instruments	29	24
– current liabilities	(50)	(6)
– non-current liabilities	(481)	(517)
Total net derivatives instruments, detailed above	(264)	9
Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	267	532
Derivative financial liabilities	(531)	(523)
Derivatives designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	99	109
Derivative financial liabilities	(276)	(516)
Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	168	423
Derivative financial liabilities	(255)	(7)
Interest rate swaps [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	99	108
Interest rate swaps [member] | Derivatives designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	99	108
Derivative financial liabilities	(127)	(134)
Cross currency interest rate swaps [member] | Derivatives designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial liabilities	(149)	(382)
Currency forward contracts, options and swaps [member] | Derivatives designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments		1
Currency forward contracts, options and swaps [member] | Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	7	1
Derivative financial liabilities	(2)
Aluminium forward contracts [member] | Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	21	6
Derivative financial liabilities	(9)	(2)
Aluminium embedded derivatives [member] | Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	140	411
Derivative financial liabilities	(238)	(3)
Other embedded derivatives [member] | Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments		5
Derivative financial liabilities	(5)
Other commodity contracts [member] | Derivatives not designated as hedges [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial liabilities	(1)	(2)
Due within 1 year [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	29	24
Derivative financial liabilities	(50)	(6)
Pre 2021 [Member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	31	110
Derivative financial liabilities	(233)	(194)
More than 5 years [member] | Fair value hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial instruments	207	398
Derivative financial liabilities	$ (248)	$ (323)